Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	ALTERITY THERAPEUTICS LTD
Entity Central Index Key	0001131343
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Document Type	20-F
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	860,837,432
Entity File Number	000-49843
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	No
Entity Incorporation State Country Code	C3